FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2015
Fair Value Disclosures [Abstract]
Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2015 and December 31, 2014 are as follows:

	2015		2014
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	78,159	78,159	64,080	64,080
Restricted cash and investments	411	411	42,074	42,074
Marketable securities	23,423	23,423	2,624	2,624
Derivative instruments receivable - bunker swaps	18	18	—	—
Liabilities:
8.04% First Preferred Mortgage Term Notes	—	—	36,657	33,143
4.5% Convertible Bond	—	—	126,700	114,347
Floating rate debt	58,000	58,000	29,500	29,500

Financial assets and liabilities measured at fair value on recurring basis
The estimated fair value of financial assets and liabilities at June 30, 2015 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	78,159	78,159	—	—
Restricted cash and investments	411	411	—	—
Marketable securities	23,423	23,423	—	—
Derivative instruments receivable - bunker swaps	18	18	—	—
Liabilities:
Floating rate debt	58,000	—	58,000	—

The estimated fair value of financial assets and liabilities at December 31, 2014 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	64,080	64,080	—	—
Restricted cash and investments	42,074	42,074	—	—
Marketable securities	2,624	2,624	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	33,143	—	33,143	—
4.5% Convertible Bond	114,347	—	114,347	—
Floating rate debt	29,500	—	29,500	—